Investment Risks	Dec. 29, 2025
Archer Balanced Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Archer Balanced Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The advisor’s investment strategy may fail to produce the intended results.
Archer Balanced Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Archer Balanced Fund | Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Risk. The Fund invests in undervalued securities. The market may not agree with the advisor’s determination that a security is undervalued, and the security’s price may not increase to what the advisor believes is its full value. It may even decrease in value.

Archer Balanced Fund | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risks. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Archer Balanced Fund | Small And Midsize Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Size Company Risk. Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a micro- or small-cap issuer at an acceptable price, especially in periods of market volatility.

Archer Balanced Fund | Fixed Income Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Risks.
Archer Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Archer Balanced Fund | Change In Rating Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Archer Balanced Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates decline, the value of the Fund’s investments may go down. Securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. In addition, the issuers of certain types of securities may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

Archer Balanced Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Archer Balanced Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. To the extent that the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate and credit risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Archer Balanced Fund | Zero Coupon Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Zero Coupon Bonds. The Fund is required to distribute income accrued with respect to zero coupon bonds to shareholders even where no income is actually received on the bond. From time to time, the Fund may have to liquidate other portfolio securities to satisfy its distribution obligations on such zero-coupon bonds.

Archer Balanced Fund | Foreign Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Risks. To the extent that the Fund invests in foreign securities, it will be subject to additional risks that can increase the potential for losses in the Fund. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Archer Balanced Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Securities Risk. When the Fund invests in other investment companies, such as money market mutual funds or ETFs, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the underlying funds). ETFs are also subject to the following risks: (a) the market price of an ETF’s shares may trade above or below its net asset value; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund has no control over the risks taken by the underlying funds in which it invests.

Archer Balanced Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Risk. To the extent, the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as (it) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from securities registration; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

Archer Balanced Fund | Government Securities Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risks.
Archer Balanced Fund | Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Agency Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Archer Balanced Fund | No Guarantee [Member]
Prospectus [Line Items]
Risk [Text Block]

No Guarantee. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund's shares will not fluctuate.

Archer Balanced Fund | Hybrid Certificates Of Deposit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hybrid Certificates of Deposit Risk. Unlike a regular CD, a callable CD fluctuates in value. If interest rates go down, the CD gains value; if interest rates go up, the CD loses value. Hybrid CDs typically offer higher interest rates than those available on, and often have longer maturities than, regular CDs.

Archer Balanced Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Archer Balanced Fund | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk that investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. To the extent that the fixed income portion of the Fund’s portfolio includes structured notes, the Fund may be more volatile than other balanced funds that do not invest in structured notes.

The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may suffer a loss of principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. To the extent that a structured note is not principal protected through an insurance feature, the note’s principal will not be protected.

Archer Balanced Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadvisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary, and you could lose money.

Archer Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Archer Income Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Archer Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the advisor’s or sub-advisor’s judgments will produce the desired results.

Archer Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner. The risk is higher for below investment grade bonds.

Archer Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Archer Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadvisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Archer Income Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. Securities held by the Fund may decline in value because of changes in the financial condition of or other events affecting the issuers of these securities.
Archer Income Fund | Assetbacked Securities Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Investment Risk. The Fund may run the risk that the impairment of the value of the assets underlying a security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Archer Income Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation if it reinvests the proceeds at lower interest rates.

Archer Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. If the Fund invests in illiquid assets, or if asset become illiquid there may be no willing buyer of the securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Archer Income Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the underlying funds. The shares of closed-end funds frequently trade at a discount to their net asset value. Accordingly, there can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Archer Income Fund | Mortgagebacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk. Mortgage-backed securities have several risks, including:

- credit and market risks of mortgage-backed securities: the mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

- prepayment risk of mortgage-backed securities: in times of declining interest rates, the Fund’s higher yielding securities may be prepaid, and the Fund will have to replace them with securities having a lower yield.

- extension risk of mortgage-backed securities: in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

- inverse floater, interest- and principal-only securities risk: these securities are extremely sensitive to changes in interest rates and prepayment rates.

- illiquidity of mortgage markets: the mortgage markets are currently facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.

Archer Income Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Archer Income Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. To the extent the Fund invests in securities or Underlying Funds that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.

Archer Income Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets.

Archer Income Fund | Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bonds Risk. Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Archer Income Fund | General Fixedincome Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be “called,” or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

Archer Income Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. Economic, business, or political developments may affect the ability of government sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

Archer Income Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. Municipal Securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

Archer Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund
Archer Stock Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Archer Stock Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The advisor’s investment strategy may fail to produce the intended results. The Advisor’s management practices and investment strategies might not work to meet the Fund’s investment objective.

Archer Stock Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadvisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary, and you could lose money.

Archer Stock Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Archer Stock Fund | Small And Midcap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Risk. Direct investments in individual small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be more dependent upon a relatively small management group.

Archer Stock Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Archer Stock Fund | Real Estate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Risks. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Archer Stock Fund | Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk. Active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Archer Stock Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. Equity securities generally have greater price volatility than fixed income securities.
Archer Stock Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund
Archer Dividend Growth Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

The Archer Dividend Growth Fund is subject to management risk and the Fund may not achieve its objective if the Advisor’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Archer Dividend Growth Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Risk. To the extent the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from securities registration; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

Archer Dividend Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary, and you could lose money.

Archer Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadvisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Archer Dividend Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Archer Dividend Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities denominated in currencies other than the U.S. dollar.

Archer Dividend Growth Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Due to its active management, the Fund’s performance could underperform its benchmark index and/or other funds with similar investment objectives.
Archer Dividend Growth Fund | Market Risk Of Equity Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk of Equity Securities. By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited. Preferred stock typically has "preference" over common stock in the payment of distributions and the liquidation of a company's assets, but is subordinated to bonds and other debt instruments. In addition, preferred stockholders generally do not have voting rights with respect to the issuing company.

Archer Dividend Growth Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Archer Dividend Growth Fund | Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Archer Dividend Growth Fund | Sector Emphasis [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Emphasis. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, health care, and information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Archer Dividend Growth Fund | Dividend Tax Treatment [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend Tax Treatment. There may be a significant change in legislation or policy affecting taxation on dividends, which may affect the performance of the Fund.
Archer Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund
Archer Focus Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Archer Focus Fund | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risks. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Archer Focus Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadvisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Archer Focus Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets

Archer Focus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value (“NAV”) of the Fund will fluctuate.

Archer Focus Fund | Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Archer Focus Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Archer Focus Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Archer Focus Fund | Key Personnel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Archer Focus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund
Archer Multi Cap Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Archer Multi Cap Fund | Equity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risks. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Archer Multi Cap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Archer Multi Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value (“NAV”) of the Fund will fluctuate.

Archer Multi Cap Fund | Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Archer Multi Cap Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Archer Multi Cap Fund | Key Personnel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Archer Multi Cap Fund | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

Archer Multi Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund